Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000012470
Shareholder Report [Line Items]
Fund Name	Polaris Global Value Fund
Trading Symbol	PGVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://polarisfunds.com/resources/. You can also request this information by contacting us at (888) 263-5594.

Additional Information Phone Number	(888) 263-5594
Additional Information Website	https://polarisfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polaris Global Value Fund	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

The Fund outperformed the benchmark, with more than half of sectors posting double-digit returns including cyclicals like financials, industrials and consumer discretionary. While all sectors added positive absolute returns, real estate, materials and utilities were middling in comparison. Geographically, nearly 70% of holdings posted double-digit gains, led by South Korea, Germany, France and Norway. Holdings in Ireland and out-of-benchmark Colombia declined.

Financials contributed most, due to outperformance in a heavily-overweight sector. Shinhan Financial Group topped the sector on the back of strong quarterly earnings, while German reinsurers benefited from firm pricing and expansion plans. In industrials, Vinci SA surged as the company executed a series of share repurchases and announced executive leadership restructuring. Marubeni Corp rallied on portfolio diversification plans to establish a new pharmaceutical platform. Among consumer discretionary stocks, Next PLC saw its share price rise due to strong financial performance, an upgraded 2026 profit forecast and online sales growth. The single largest contributor was SK Hynix, Inc., the South Korean semiconductor company that posted robust earnings, with its high-bandwidth memory now comprising 40% of sales.

Methanex Corp. dragged down materials sector results, suffering an unplanned outage in its Geismar 3 plant. Smurfit Westrock PLC’s stock price trended down since releasing mixed fourth quarter 2024 results, while tariffs impact remains a concern. In health care, United Therapeutics Corp. reported lower revenues for its flagship Tyvaso inhaler, while also facing generics competition later in 2025.

Top Contributors

Top Detractors

  Next PLC

  SK Hynix, Inc.

  Shinhan Financial Group Co., Ltd.

  Vinci SA

  Koninklijke Ahold Delhaize NV

  Methanex Corp.

  United Therapeutics Corp.

  Smurfit WestRock PLC

  UnitedHealth Group, Inc.

  Allison Transmission Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Polaris Global Value Fund	MSCI World Index
06/30/15	$10,000	$10,000
09/30/15	$9,120	$9,155
12/31/15	$9,574	$9,659
03/31/16	$9,642	$9,625
06/30/16	$9,325	$9,722
09/30/16	$10,181	$10,195
12/31/16	$10,691	$10,384
03/31/17	$11,200	$11,046
06/30/17	$11,783	$11,491
09/30/17	$12,223	$12,047
12/31/17	$12,894	$12,710
03/31/18	$12,573	$12,547
06/30/18	$12,741	$12,765
09/30/18	$12,959	$13,401
12/31/18	$11,262	$11,603
03/31/19	$12,431	$13,051
06/30/19	$12,826	$13,573
09/30/19	$12,677	$13,646
12/31/19	$13,829	$14,814
03/31/20	$9,439	$11,695
06/30/20	$11,200	$13,959
09/30/20	$11,689	$15,066
12/31/20	$14,749	$17,169
03/31/21	$16,355	$18,014
06/30/21	$16,796	$19,409
09/30/21	$16,619	$19,408
12/31/21	$17,020	$20,915
03/31/22	$16,233	$19,837
06/30/22	$14,134	$16,626
09/30/22	$12,825	$15,598
12/31/22	$14,975	$17,121
03/31/23	$15,395	$18,444
06/30/23	$15,658	$19,704
09/30/23	$15,308	$19,022
12/31/23	$17,187	$21,193
03/31/24	$18,203	$23,076
06/30/24	$18,025	$23,683
09/30/24	$19,230	$25,190
12/31/24	$18,103	$25,150
03/31/25	$18,830	$24,700
06/30/25	$20,482	$27,533

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Polaris Global Value Fund	13.63%	12.83%	7.43%
MSCI World Index	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 448,219,279
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,622,787
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$448,219,279
# of Portfolio Holdings	93
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$1,622,787

Holdings [Text Block]

Country Weightings

(% total investments)*

Value	Value
United States	34.3%
Japan	9.5%
France	8.6%
South Korea	6.6%
United Kingdom	6.3%
Germany	5.2%
Canada	4.4%
Switzerland	3.7%
Norway	3.6%
Ireland	2.8%
Sweden	2.5%
Netherlands	2.3%
Spain	1.9%
Puerto Rico	1.5%
Italy	1.5%
China	1.3%
Singapore	1.2%
Taiwan	1.1%
Belgium	0.7%
Chile	0.6%
Colombia	0.4%
Russia	0.0%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Financials	26.5%
Industrials	14.8%
Consumer Discretionary	13.4%
Health Care	11.0%
Materials	7.2%
Information Technology	7.2%
Consumer Staples	6.8%
Energy	5.3%
Communication Services	4.1%
Utilities	2.5%
Real Estate	1.2%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

SK Hynix, Inc.	2.17%
Next PLC	1.75%
JPMorgan Chase & Co.	1.73%
Shinhan Financial Group Co., Ltd.	1.71%
SLM Corp.	1.69%
Koninklijke Ahold Delhaize NV	1.67%
Gilead Sciences, Inc.	1.57%
Canadian Tire Corp., Ltd., Class A	1.53%
United Therapeutics Corp.	1.53%
Popular, Inc.	1.52%

* excluding cash equivalents